Common Stock Options (Schedule Of Stock Option Activity Under Plan) (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2012	May 04, 2013		Feb. 02, 2013		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Options outstanding, Beginning balance (shares)		1,187,817	[1]	2,627,955		2,136,185	840,860
Options outstanding, Granted (shares)		122,250		687,416		611,313	2,427,690
Options outstanding, Forfeited (shares)		(4,843)		(98,048)		(119,543)	(6,736)
Options outstanding, Cancelled (shares)	(2,020,620)			(2,020,620)
Options outstanding, Exercised (shares)		(36,781)		(8,886)			(1,125,629)
Options outstanding, Ending balance (shares)		1,268,443		1,187,817	[1]	2,627,955	2,136,185	840,860
Options outstanding, Exercisable (shares)		56,158		25,240
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted average exercise price, Beginning balance (dollars per share)		$ 10.43	[1]	$ 6.47		$ 6.31	$ 3.41
Weighted average exercise price, Granted (dollars per share)		$ 37.22		$ 14.96		$ 7.03	$ 6.93
Weighted average exercise price, Forfeited (dollars per share)		$ 4.95		$ 9.14		$ 6.40	$ 3.88
Weighted average exercise price, Cancelled (dollars per share)				$ 6.30
Weighted average exercise price, Exercised (dollars per share)		$ 4.28		$ 4.12			$ 5.64
Weighted average exercise price, Ending balance (dollars per share)		$ 13.21		$ 10.43	[1]	$ 6.47	$ 6.31	$ 3.41
Options Exercisable, Weighted average exercise price, (dollars per share)		$ 10.73		$ 11.73
Options Outstanding, Weighted average remaining contractual term (years)		8 years 10 months 24 days		9 years 3 months 18 days	[1]	9 years	9 years 8 months 12 days	6 years 10 months 24 days
Options Exercisable, Weighted average remaining contractual term (years)		7 years 2 months 12 days		7 years 1 month 6 days

[1]	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.